Consolidated Statements of Changes In Equity - USD ($) $ in Millions	Total	Total UGI Corporation stockholders’ equity	Common stock, without par value	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Noncontrolling interests
Common stock issued:
Cumulative effect of change in accounting for employee share-based payments				$ 0.0
Balance, beginning of year at Sep. 30, 2015			$ 1,214.6	1,630.1	$ (114.6)	$ (44.9)	$ 880.4
Common stock issued:
Employee and director plans (including losses on treasury stock transactions), net of tax withheld			(39.7)
Employee and director plans, net of tax withheld						84.7
Excess tax benefits realized on equity-based compensation			15.5
Equity-based compensation expense			11.2
Sale of treasury stock			0.0			0.0
Losses on treasury stock transactions in connection with employee and director plans				0.0
Net income including noncontrolling interests	$ 488.8			364.7			124.1
Cash dividends on common stock ($1.02, $0.975, and $0.93 per share, respectively)				(160.7)
Net gains (losses) on derivative instruments	(16.5)				(16.5)
Reclassification of net losses (gains) on derivative instruments	(8.1)				(8.1)
Benefit plans, principally actuarial gains (losses)	(10.9)				(10.9)
Reclassifications of benefit plans actuarial losses and net prior service benefit (net of tax of $1.1, $(2.1) and $(0.4), respectively)	2.2				2.2
Foreign currency (losses) gains on long-term intra-company transactions	(1.9)				(1.9)
Foreign currency translation adjustments	(4.9)				(4.9)
Repurchases of common stock						(47.6)
Reacquired common stock – employee and director plans						(29.1)
Dividends and distributions							(257.3)
Other							3.7
Balance, end of year at Sep. 30, 2016	$ 3,595.0	$ 2,844.1	1,201.6	1,834.1	(154.7)	(36.9)	750.9
Common stock issued:
Dividends declared per common share (in dollars per share)	$ 0.93
Cumulative effect of change in accounting for employee share-based payments				4.9
Employee and director plans (including losses on treasury stock transactions), net of tax withheld			(28.2)
Employee and director plans, net of tax withheld						49.6
Equity-based compensation expense			13.2
Sale of treasury stock			2.0			0.2
Losses on treasury stock transactions in connection with employee and director plans				0.0
Net income including noncontrolling interests	$ 523.8			436.6			87.2
Cash dividends on common stock ($1.02, $0.975, and $0.93 per share, respectively)				(168.9)
Net gains (losses) on derivative instruments	1.7				1.7
Reclassification of net losses (gains) on derivative instruments	(9.7)				(9.7)
Benefit plans, principally actuarial gains (losses)	6.5				6.5
Reclassifications of benefit plans actuarial losses and net prior service benefit (net of tax of $1.1, $(2.1) and $(0.4), respectively)	3.4				3.4
Foreign currency (losses) gains on long-term intra-company transactions	24.8				24.8
Foreign currency translation adjustments	34.6				34.6
Repurchases of common stock						(43.3)
Reacquired common stock – employee and director plans						(8.2)
Dividends and distributions							(261.6)
Other							1.1
Balance, end of year at Sep. 30, 2017	$ 3,740.9	3,163.3	1,188.6	2,106.7	(93.4)	(38.6)	577.6
Common stock issued:
Dividends declared per common share (in dollars per share)	$ 0.975
Cumulative effect of change in accounting for employee share-based payments				0.0
Employee and director plans (including losses on treasury stock transactions), net of tax withheld			(1.5)
Employee and director plans, net of tax withheld						86.5
Excess tax benefits realized on equity-based compensation			0.0
Equity-based compensation expense			13.7
Sale of treasury stock			0.0			0.0
Losses on treasury stock transactions in connection with employee and director plans				(37.8)
Net income including noncontrolling interests	$ 822.4			718.7			103.7
Cash dividends on common stock ($1.02, $0.975, and $0.93 per share, respectively)				(176.9)
Net gains (losses) on derivative instruments	1.0				1.0
Reclassification of net losses (gains) on derivative instruments	4.3				4.3
Benefit plans, principally actuarial gains (losses)	10.4				10.4
Reclassifications of benefit plans actuarial losses and net prior service benefit (net of tax of $1.1, $(2.1) and $(0.4), respectively)	(2.2)				(2.2)
Foreign currency (losses) gains on long-term intra-company transactions	(9.1)				(9.1)
Foreign currency translation adjustments	(21.4)				(21.4)
Repurchases of common stock						(59.8)
Reacquired common stock – employee and director plans						(7.8)
Dividends and distributions							(263.3)
Other							0.6
Balance, end of year at Sep. 30, 2018	$ 4,100.0	$ 3,681.4	$ 1,200.8	$ 2,610.7	$ (110.4)	$ (19.7)	$ 418.6
Common stock issued:
Dividends declared per common share (in dollars per share)	$ 1.02